Property and Equipment, Net (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net
Property plant and equipment, gross	¥ 3,136,060,000				¥ 2,559,098,000
Less: accumulated depreciation	(1,752,937,000)				(1,208,842,000)
Net book value	1,383,123,000			$ 194,436	1,350,256,000
Depreciation expenses	556,788,000	$ 78,272	¥ 371,172,000
Impairment charge recognized	0				0
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	280,427,000				221,280,000
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	2,794,207,000				2,277,947,000
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 61,426,000				¥ 59,871,000